Segmented Information - Percentage of Metal Revenues by Customers (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Major Customers [Line Items]
Percentage of revenue	100.00%	100.00%	100.00%
Customer A
Disclosure Of Major Customers [Line Items]
Percentage of revenue	63.00%	59.00%	94.00%
Customer B
Disclosure Of Major Customers [Line Items]
Percentage of revenue	33.00%	36.00%
Other
Disclosure Of Major Customers [Line Items]
Percentage of revenue	4.00%	5.00%	6.00%